Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable from affiliate	$ 2,100,000	$ 800,000
Accumulated depreciation on vessels and equipment	494,400,000	512,000,000
Accumulated deprecation	111,300,000	25,400,000
Accumulated amortization	10,900,000	8,200,000
Accounts payable, including affiliate balances	$ 600,000	$ 0
Common stock, shares authorized (in shares)	585,000,000	385,000,000
Class A
Common stock, shares authorized (in shares)	485,000,000	285,000,000
Common stock, shares issued (in shares)	231,600,000	231,200,000
Common stock, shares outstanding (in shares)	231,600,000	231,200,000
Class B
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	37,000,000	37,000,000
Common stock, shares outstanding (in shares)	37,000,000	37,000,000